Long-term Debt - Schedule of Convertible Debenture (Details) $ in Thousands, $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2023 USD ($) debt_instrument	Dec. 31, 2023 CAD ($) debt_instrument	Dec. 31, 2022 USD ($) debt_instrument	Dec. 31, 2023 USD ($) debt_instrument	Sep. 26, 2022 debt_instrument	Dec. 31, 2021 debt_instrument
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued (in notes) | debt_instrument					67,926,572
Carrying value of the debt, beginning balance	$ 378,434
Change in fair value through profit and loss (Note 19)	15,739		$ (22,824)
Carrying value of the debt, ending balance	$ 377,831		$ 378,434	$ 377,831
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued (in notes) | debt_instrument	18,000	18,000	18,000	18,000		18,000
Carrying value of the debt, beginning balance	$ 13,182		$ 19,466	$ 19,466
Change in fair value through profit and loss (Note 19)	1,032		(4,552)
Change in fair value through other comprehensive income due to changes in credit risk	(301)		(546)
Exchange difference			(1,186)
Carrying value of the debt, ending balance	$ 13,913	$ 18.0	$ 13,182	$ 13,913